SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 14, 2026	Jan. 15, 2026	Jan. 12, 2026	Oct. 28, 2025	Feb. 03, 2024	Apr. 25, 2023	Mar. 31, 2026	Jun. 30, 2026
Labrys Fund II, L.P. [Member] | Convertible Debt Agreement [Member]
Subsequent Event [Line Items]
Original issue discount, percentage			17.00%
Principal amount			$ 120,750
Additional interest charge			$ 14,490
Maturity date			Jan. 12, 2027
Shares issued								831,913
LGH Investments LLC [Member] | Convertible Debt Agreement [Member]
Subsequent Event [Line Items]
Original issue discount, percentage						10.00%
Principal amount						$ 220,000
Additional interest charge						$ 22,000
Shares issued				100,000	100,000
Amount converted				$ 50,000	$ 50,000
Conversion price						$ 1.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds to cover operating expenses	$ 40,000
Number of stock issued	232,558
Subsequent Event [Member] | Labrys Fund II, L.P. [Member] | Convertible Debt Agreement [Member]
Subsequent Event [Line Items]
Original issue discount, percentage			20.00%
Principal amount			$ 120,750
Additional interest charge			$ 14,490
Maturity date			Jan. 12, 2027
Shares issued							6,935,385
Subsequent Event [Member] | LGH Investments LLC [Member]
Subsequent Event [Line Items]
Shares issued		1,331,250
Amount converted		$ 133,125
Conversion price		$ 0.10